Marketable Securities and Fair Value - Marketable Securities with Unrealized Losses (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Schedule Of Available For Sale Securities [Line Items]
Marketable securities, in loss position for less than twelve months, Fair Value		$ 5,388
Marketable securities, in loss position for less than twelve months, Unrealized Loss		(3)
U.S. Government Securities
Schedule Of Available For Sale Securities [Line Items]
Marketable securities, in loss position for less than twelve months, Fair Value	$ 3,199	1,997
Marketable securities, in loss position for less than twelve months, Unrealized Loss	$ (1)	(1)
Corporate Debt Securities
Schedule Of Available For Sale Securities [Line Items]
Marketable securities, in loss position for less than twelve months, Fair Value		3,391
Marketable securities, in loss position for less than twelve months, Unrealized Loss		$ (2)